Impairment of Goodwill and Other Non-Current Assets - Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period (Detail)	Dec. 31, 2019	Dec. 31, 2018
Payable in 1 year [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	10.00%	11.10%
Payable in 1 year [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	14.90%	23.60%
Payable in 1 year [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.70%	5.00%
Payable in 1 year [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.10%	3.30%
Payable in 2 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	10.00%	11.10%
Payable in 2 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	14.90%	23.60%
Payable in 2 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.40%	4.30%
Payable in 2 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.70%	3.30%
Payable in 3 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	10.00%	11.10%
Payable in 3 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	14.90%	23.60%
Payable in 3 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.80%	3.80%
Payable in 3 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.80%	3.10%
Payable in 4 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	10.00%	11.10%
Payable in 4 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	14.90%	23.60%
Payable in 4 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.80%	4.00%
Payable in 4 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.80%	3.10%
Payable in 5 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	10.00%	11.10%
Payable in 5 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	14.90%	23.60%
Payable in 5 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.80%	4.00%
Payable in 5 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.90%	3.00%